[LOGO]     FEDERATED INVESTORS
Since 1955
           Federated Utility
           Fund, Inc.

           9th Annual Report
           February 28, 1997

           Established 1988

President's Message


[PHOTO APPEARS HERE]

Dear Shareholder:

Federated Utility Fund, Inc. was created in 1988, and I am pleased to present the 9th Annual Report for the fund.

This report covers the 12-month period from March 1, 1996, through February 28, 1997. It begins with a discussion with portfolio manager Linda Duessel, Vice President, Passport Research, LTD. Following her interview are three additional items of shareholder interest. First, a series of graphs display the fund's performance with a lump sum investment with dividends reinvested and with systematic investments in the fund with dividends reinvested. Second is a complete listing of the fund's holdings. Third is the publication of the fund's financial statements.

Utility stocks have been a traditional attractive investment as they provide critical, ongoing services to every civilized society in the world. This year marks the fund's tenth year of helping shareholders participate in the income and growth opportunities of U.S. and international utilities.

Over the 12-month reporting period, the fund's diversified portfolio of 42 dividend-paying utility stocks, convertible securities and high yielding common stocks rewarded shareholders with highly competitive performance through income and gains distributions, and an increase in net asset value.

                Total Return*  Income   Capital   Share Price Growth
                                            Gains
Class A Shares        14.34%      $0.52    $0.74     $12.79 to $13.27=4%
Class B Shares        13.60%      $0.40    $0.74     $12.77 to $13.28=4%
Class C Shares        13.58%      $0.40    $0.74     $12.77 to $13.28=4%
Class F Shares        13.39%      $0.36    $0.36     $12.37 to $13.27=7%


The current volatility in the stock market has caused individual and institutional investors to again examine the defensive characteristics of good, dividend-paying utility stocks, for example, FPL Group, Southern Co., Texas Utilities, and Pacificorp, just to name a few in our portfolio.

We trust you were pleased with the positive performance of your investment in the fund. Remember, reinvesting your earnings is a convenient way to build the number of shares in your account and to gain an increase in income through the benefit of monthly compounding of dividends.

As always, we welcome your comments and suggestions.

Sincerely,

/s/Richard B. Fisher
Richard B. Fisher
President
April 15, 1997

* Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period based on offering price for Class A, B, C, and F Shares were 8.08%, 7.62%, 12.47% and 11.28%, respectively. Total return for Class F Shares is from the inception date (June 1, 1996 through February 28, 1997).


Management Discussion and Analysis


[PHOTO APPEARS HERE]
Linda A. Duessel
Vice President
Passport Research, LTD.

Q   After weakness early in 1996, the utility market recovered somewhat. Can you comment?

A   In a mixed environment for bonds, the interest-sensitive utilities market experienced varied results depending on the sector. Even though electric stocks were flat throughout the period, strong natural gas prices and takeover speculation fueled a constant and impressive rise in natural gas stocks throughout the year. Also, the telephone sector, having suffered through much of the year, began a strong recovery in early September based on healthy earnings growth and an apparently oversold position.


Q   Federated Utility Fund, Inc. has continually outperformed the market over the long-term as measured by the Standard & Poor's Utility Index. Did the fund continue this trend over the fiscal year ended February 28, 1997?

A   Yes. For the 12-month period ended February 28, 1997, the fund's Class A
Shares provided more than two and one-half times the total return of the overall utility market, as measured by the Standard & Poor's Utility Index.* The Class A Shares of the fund returned 14.34% based on net asset value, compared to a return of 5.54% for the Index. With total returns of 13.60%, 13.58% and 13.39%, based on net asset value, the fund's Class B, C and F Shares also outperformed the Index.**

* Standard & Poor's Utility Index is an unmanaged index comprised of 40 different utilities that track daily changes in the price of stocks. Investments cannot be made in an index. Standard & Poor's removed telephone utilities from its utility index and placed them in a separate S&P Communications Index on July 1, 1996. In the future, we will compare the fund's performance with both the S&P Utility Index, representing electric and natural gas sectors, and the S&P Communications Index.

** Performance quoted represents past performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period, based on offering price, for Class A, B, C and F Shares were 8.08%, 7.62%, 12.47% and 11.28%, respectively. Total return for Class F Shares is from the inception date (June 1, 1996 through February 28, 1997).

Q   What strategies accounted for such a high level of  performance?

A   The fund's performance benefited from an 11% exposure to the natural gas sector, by far the strongest domestic utility sector during the period. Additionally, international investments, which were held by the fund to diversify the risk of U.S. utilities and to seek growth superior to that of the mature U.S. utility market, performed quite well.* Finally, the non-utility holdings, comprised of convertible securities and high yielding common stock from a variety of industries, allowed the fund to participate in the strength of the broad market.

Q   How are the fund's assets currently allocated?

A   The fund's assets are allocated as follows:

Sector                  % of net assets    # of issues
Electrics               35.8%             16
Telecommunications            18.9%              9
Natural Gas                   10.8%              8
Non-Utility                  23.8%         25
International Utilities         9.7%             10


* Foreign utilities involve special risks including currency risk and increased volatility.

Q   Alan Greenspan has raised interest rates to control what he sees as inflationary in the economy. How will his actions affect the fund's holdings?

A   The recent hike in short-term interest rates is an effort by the Federal
Reserve Board to temper inflation risks. On a short-term basis, this has been negative for both stock and bond markets, utilities included. However, if this action keeps economic growth and inflation under control, we should be in an excellent environment for the performance of utility stocks.

Q   Are you bullish about fundamental developments in the  changing utility industry?

A   Favorable developments have been occurring in the utility arena on several fronts. We have seen accelerating merger activity in and among utility subsectors with numerous deals proposed at significant premiums to pre-announcement stock prices. In telecommunications, for example, British Telecommunications is merging with MCI Communications to become the fourth largest long distance company in the world. Enron Corporation, the largest marketer of natural gas in North America, agreed to buy Portland General, and Duke Power agreed to merge with PanEnergy in one of the largest mergers in the electric utility industry to date. These mergers are creating very strong companies that should be poised to thrive in the competitive future. We expect to see more mergers throughout 1997.

Furthermore, good news is expected to come from more and more states on the deregulation front, as competitive rulings are allowing for the recovery of electric utility stranded costs, and providing companies the opportunity to retain earnings improvements for the benefit of their shareholders.

Two Ways You May Seek to Invest for Success in
Federated Utility Fund, Inc.

Initial Investment:

If you had made an initial investment of $9,000 in the Class A Shares of Federated Utility Fund, Inc. on 5/27/88, reinvested your dividends and capital gains, and did not redeem any shares, your account would be worth $25,005 on 2/28/97. You would have earned a 12.37%* average annual total return for the 9-year investment life span.

One key to investing wisely is to reinvest all distributions in fund shares. This increases the number of shares on which you can earn future dividends, and you gain the benefit of compounding.

As of 3/31/97, the Class A Shares' average annual 1-year, 5-year, and since inception (5/27/88) total returns were 5.39%, 9.64%, and 11.84%, respectively. Class B Shares' average annual 1-year and since inception (9/28/94) total returns were 4.71% and 11.26%, respectively. Class C Shares' average annual 1-year and since inception (4/27/93) total returns were 9.53% and 7.81%, respectively. Class F Shares' cumulative total return since inception (6/1/96) was 7.66%.

GRAPHIC REPRESENTATION OMITTED. SEE APPENDIX 1


* Total return represents the change in the value of an investment in Class A Shares after reinvesting all income and capital gains, and takes into account the 5.50% sales charge applicable to an initial investment in Class A Shares.

Data quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so an investor's shares, when redeemed, may be worth more or less than their original cost.

Federated Utility Fund, Inc.

One Step at a Time:

$1,000 invested each year for 9 years (reinvesting all dividends and capital gains) grew to $15,604.

With this approach, the key is consistency.

If you had started investing $1,000 annually in the Class A Shares of Federated Utility Fund, Inc. on 5/27/88, reinvested your dividends and capital gains, and did not redeem any shares, you would have invested only $9,000, but your account would have reached a total value of $15,604* by 2/28/97. You would have earned an average annual total return of 11.36%.

A practical investment plan helps you pursue long-term performance from utility securities. Through systematic investing, you buy shares on a regular basis and reinvest all earnings. This investment plan works for you even if you invest only $1,000 annually. You can take it one step at a time. Put time, money, and compounding to work!

GRAPHIC REPRESENTATION OMITTED.  SEE APPENDIX 2

* No method of investing can guarantee a profit or protect against loss in down markets. However, by investing regularly over time and buying shares at various prices, investors can purchase more shares at lower prices. All accumulated shares have the ability to pay income to the investor.

Because such a plan involves continuous investment, regardless of changing price levels, the investor should consider whether or not to continue purchases through periods of low price levels.

Federated Utility Fund, Inc.
Portfolio Update

--------------------------------------------------------------------
               Top Ten Utility Holdings as of 2/28/97
--------------------------------------------------------------------
Asset Value                                                 % of
(in Millions)       Description                Yield      Net Assets
--------------------------------------------------------------------
  48.2          BellSouth Corp.                3.07%        3.04%
--------------------------------------------------------------------
  47.6          GTE Corp.                      4.02%        3.01%
--------------------------------------------------------------------
  47.3          Pinnacle West Capital Corp.    3.52%        2.99%
--------------------------------------------------------------------
  47.3          FPL Group, Inc.                4.22%        2.99%
--------------------------------------------------------------------
  47.2          Ameritech Corp.                3.55%        2.98%
--------------------------------------------------------------------
  46.7          Duke Power Co.                 4.79%        2.95%
--------------------------------------------------------------------
  45.4          CMS Energy Corp.               3.30%        2.87%
--------------------------------------------------------------------
  45.0          Sprint Corp.                   2.20%        2.85%
--------------------------------------------------------------------
  42.3          DPL, Inc.                      5.52%        2.67%
--------------------------------------------------------------------
  39.9          Pacific Telesis Group          3.09%        2.52%
--------------------------------------------------------------------


Federated Utility Fund, Inc. (Class A Shares)

Growth of $10,000 Invested in Federated Utility Fund, Inc. (Class A Shares)

The graph below illustrates the hypothetical investment of $10,000 in the Federated Utility Fund, Inc. (Class A Shares) (the "Fund'') from May 27, 1988 (start of performance) to February 28, 1997, compared to the Standard & Poor's 500 Index (S&P500)+, the Standard & Poor's Utility Index (S&PUI)+ and the Dow Jones Utility Average (DJUA)+.

GRAPHIC REPRESENTATION OMITTED. SEE APPENDIX 3

Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

* Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% at the start of performance. (The $10,000 investment minus $450 sales charge = $9,550). As of October 1, 1994, the maximum sales charge is 5.50%. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P500, the S&PUI and the DJUA have been adjusted to reflect reinvestment of dividends on securities in the indices and the average.

** Total return quoted reflects all applicable current sales charges.

+ The S&P500, the S&PUI and the DJUA are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. These indices are unmanaged.
Federated Utility Fund, Inc. (Class B Shares)

Growth of $10,000 Invested in Federated Utility Fund, Inc. (Class B Shares)

The graph below illustrates the hypothetical investment of $10,000 in the Federated Utility Fund, Inc. (Class B Shares) (the "Fund'') from September 28, 1994 (start of performance) to February 28, 1997, compared to the Standard & Poor's 500 Index (S&P500)+, the Standard & Poor's Utility Index (S&PUI)+ and the Dow Jones Utility Average (DJUA)+.

GRAPHIC REPRESENTATION OMITTED. SEE APPENDIX 4

Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

* Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects a 4.00% contingent deferred sales charge on any redemptions less than 3 years from the purchase date. The maximum contingent deferred sales charge is 5.50% on any redemption less than 1 year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500, the S&PUI and the DJUA have been adjusted to reflect reinvestment of dividends on securities in the indices and the average.

** Total return quoted reflects all applicable contingent deferred sales charges.

+ The S&P500, the S&PUI and the DJUA are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. These indices are unmanaged.

Federated Utility Fund, Inc. (Class C Shares)

Growth of $10,000 Invested in Federated Utility Fund, Inc. (Class C Shares)

The graph below illustrates the hypothetical investment of $10,000 in the Federated Utility Fund, Inc. (Class C Shares) (the "Fund'') from April 27, 1993 (start of performance) to February 28, 1997, compared to the Standard & Poor's 500 Index (S&P500)+, the Standard & Poor's Utility Index (S&PUI)+ and the Dow Jones Utility Average (DJUA)+.

GRAPIC REPRESENTATION OMITTED  SEE APPENDIX 5

Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

* Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects a 1.00% contingent deferred sales charge on any redemptions less than 1 year from purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P500, the S&PUI and the DJUA have been adjusted to reflect reinvestment of dividends on securities in the indices and the average.

** Total return quoted reflects all applicable contingent deferred sales charges.

+ The S&P500, the S&PUI and the DJUA are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. These indices are unmanaged.

Federated Utility Fund, Inc. (Class F Shares)

Growth of $10,000 Invested in Federated Utility Fund, Inc. (Class F Shares)

The graph below illustrates the hypothetical investment of $10,000 in the Federated Utility Fund, Inc. (Class F Shares) (the "Fund'') from June 1, 1996 (start of performance) to February 28, 1997, compared to the Standard & Poor's 500 Index (S&P500)+, the Standard & Poor's Utility Index (S&PUI)+ and the Dow Jones Utility Average (DJUA)+.

GRAPHIC REPRESENTATION OMITTED  SEE APPENDIX 6

Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

* Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00%. (The $10,000 investment minus $100 sales charge = $9,900). The ending value of the Fund reflects a contingent deferred sales charge of 1.00% on any redemption less than 4 years from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500, the S&PUI and the DJUA have been adjusted to reflect reinvestment of dividends on securities in the indices and the average.

** Total return quoted reflects all applicable contingent deferred sales charges.

+ The S&P500, the S&PUI and the DJUA are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. These indices are unmanaged.


Federated Utility Fund, Inc.
Portfolio of Investments
--------------------------------------------------------------------------------
February 28, 1997

    SHARES                                                                                           VALUE
--------------  ------------------------------------------------------------------------------  ----------------
COMMON STOCKS--77.1%
----------------------------------------------------------------------------------------------
                CONSUMER DURABLES--1.0%
                ------------------------------------------------------------------------------
       477,500  Ford Motor Co.                                                                  $     15,697,812
                ------------------------------------------------------------------------------  ----------------
                CONSUMER NON-DURABLES--1.9%
                ------------------------------------------------------------------------------
       227,200  Philip Morris Cos., Inc.                                                              30,700,400
                ------------------------------------------------------------------------------  ----------------
                ELECTRIC UTILITIES: CENTRAL--11.1%
                ------------------------------------------------------------------------------
     1,385,300  CMS Energy Corp.                                                                      45,368,575
                ------------------------------------------------------------------------------
       588,400  Cinergy Corp.                                                                         20,299,800
                ------------------------------------------------------------------------------
     1,717,000  DPL, Inc.                                                                             42,281,125
                ------------------------------------------------------------------------------
     1,249,400  Illinova Corp.                                                                        31,235,000
                ------------------------------------------------------------------------------
       900,000  NIPSCO Industries, Inc.                                                               35,887,500
                ------------------------------------------------------------------------------  ----------------
                Total                                                                                175,072,000
                ------------------------------------------------------------------------------  ----------------
                ELECTRIC UTILITIES: EAST--5.8%
                ------------------------------------------------------------------------------
     1,297,900  DQE, Inc.                                                                             38,450,287
                ------------------------------------------------------------------------------
       733,000  General Public Utility, Inc.                                                          25,655,000
                ------------------------------------------------------------------------------
     1,209,200  Peco Energy Co.                                                                       27,207,000
                ------------------------------------------------------------------------------  ----------------
                Total                                                                                 91,312,287
                ------------------------------------------------------------------------------  ----------------
                ELECTRIC UTILITIES: SOUTH--12.4%
                ------------------------------------------------------------------------------
     1,056,000  Duke Power Co.                                                                        46,728,000
                ------------------------------------------------------------------------------
     1,039,700  FPL Group, Inc.                                                                       47,306,350
                ------------------------------------------------------------------------------
     1,594,200  Southern Co.                                                                          34,673,850
                ------------------------------------------------------------------------------
     1,386,700  TECO Energy, Inc.                                                                     33,800,813
                ------------------------------------------------------------------------------
       834,700  Texas Utilities Co.                                                                   33,701,013
                ------------------------------------------------------------------------------  ----------------
                Total                                                                                196,210,026
                ------------------------------------------------------------------------------  ----------------
                ELECTRIC UTILITIES: WEST--6.5%
                ------------------------------------------------------------------------------
     1,227,100  Pacificorp                                                                            25,308,938
                ------------------------------------------------------------------------------
     1,515,000  Pinnacle West Capital Corp.                                                           47,343,750
                ------------------------------------------------------------------------------
       754,000  Portland General Corp.                                                                29,500,250
                ------------------------------------------------------------------------------  ----------------
                Total                                                                                102,152,938
                ------------------------------------------------------------------------------  ----------------



Federated Utility Fund, Inc.

--------------------------------------------------------------------------------

    SHARES                                                                                           VALUE
--------------  ------------------------------------------------------------------------------  ----------------
COMMON STOCKS--CONTINUED
----------------------------------------------------------------------------------------------
                ENERGY MINERALS--0.5%
                ------------------------------------------------------------------------------
        79,500  Exxon Corp.                                                                     $      7,940,062
                ------------------------------------------------------------------------------  ----------------
                FINANCE--3.9%
                ------------------------------------------------------------------------------
     1,161,300  Meditrust, REIT                                                                       44,710,050
                ------------------------------------------------------------------------------
       220,600  Mellon Bank Corp.                                                                     17,730,725
                ------------------------------------------------------------------------------  ----------------
                Total                                                                                 62,440,775
                ------------------------------------------------------------------------------  ----------------
                MAJOR U.S. TELECOMMUNICATIONS--17.4%
                ------------------------------------------------------------------------------
       740,000  Ameritech Corp.                                                                       47,175,000
                ------------------------------------------------------------------------------
     1,027,300  BellSouth Corp.                                                                       48,154,687
                ------------------------------------------------------------------------------
     1,018,400  GTE Corp.                                                                             47,610,200
                ------------------------------------------------------------------------------
     1,085,500  MCI Communications Corp.                                                              38,806,625
                ------------------------------------------------------------------------------
       978,300  Pacific Telesis Group                                                                 39,865,725
                ------------------------------------------------------------------------------
       171,300  SBC Communications, Inc.                                                               9,849,750
                ------------------------------------------------------------------------------
       989,700  Sprint Corp.                                                                          45,031,350
                ------------------------------------------------------------------------------  ----------------
                Total                                                                                276,493,337
                ------------------------------------------------------------------------------  ----------------
                NATURAL GAS DISTRIBUTION--4.9%
                ------------------------------------------------------------------------------
     1,290,000  MCN Corp.                                                                             39,022,500
                ------------------------------------------------------------------------------
       117,200  New Jersey Resources Corp.                                                             3,369,500
                ------------------------------------------------------------------------------
     1,152,200  Pacific Enterprises                                                                   35,142,100
                ------------------------------------------------------------------------------  ----------------
                Total                                                                                 77,534,100
                ------------------------------------------------------------------------------  ----------------
                NON-U.S. UTILITIES--8.4%
                ------------------------------------------------------------------------------
     1,044,000  China Light and Power Co. Ltd.                                                         4,826,529
                ------------------------------------------------------------------------------
       827,200  Empresa Nacional Electricidad S.A., ADR                                               15,923,600
                ------------------------------------------------------------------------------
       517,400  Iberdrola S.A.                                                                         5,648,826
                ------------------------------------------------------------------------------
       540,700  Korea Electric Power Corp., ADR                                                        9,732,600
                ------------------------------------------------------------------------------
     1,053,310  National Power Co. PLC, ADR                                                           33,705,920
                ------------------------------------------------------------------------------
         2,216  Nippon Telegraph & Telephone Corp.                                                    15,812,136
                ------------------------------------------------------------------------------
     6,223,100  STET Societa Finanziaria Telefonica S.P.A.                                            21,742,497
                ------------------------------------------------------------------------------



Federated Utility Fund, Inc.

--------------------------------------------------------------------------------

  PRINCIPAL
  AMOUNT OR
    SHARES                                                                                           VALUE
--------------  ------------------------------------------------------------------------------  ----------------
COMMON STOCKS--CONTINUED
----------------------------------------------------------------------------------------------
                NON-U.S. UTILITIES--CONTINUED
                ------------------------------------------------------------------------------
       256,400  Telecomunicacoes Brasileiras S.A., ADR                                          $     24,870,800
                ------------------------------------------------------------------------------  ----------------
                Total                                                                                132,262,908
                ------------------------------------------------------------------------------  ----------------
                OIL/GAS TRANSMISSION--2.5%
                ------------------------------------------------------------------------------
       401,700  Panenergy Corp.                                                                       17,122,462
                ------------------------------------------------------------------------------
       509,550  Williams Cos., Inc. (The)                                                             22,292,813
                ------------------------------------------------------------------------------  ----------------
                Total                                                                                 39,415,275
                ------------------------------------------------------------------------------  ----------------
                OTHER TELEPHONE/COMMUNICATIONS--0.5%
                ------------------------------------------------------------------------------
       348,000  Frontier Corp.                                                                         7,699,500
                ------------------------------------------------------------------------------  ----------------
                WATER SUPPLY--0.3%
                ------------------------------------------------------------------------------
       196,600  American Water Works Co., Inc.                                                         4,595,525
                ------------------------------------------------------------------------------  ----------------
                TOTAL COMMON STOCKS (IDENTIFIED COST $994,836,610)                                 1,219,526,945
                ------------------------------------------------------------------------------  ----------------
CONVERTIBLE CORPORATE BONDS--4.5%
----------------------------------------------------------------------------------------------
                HEALTH CARE--1.6%
                ------------------------------------------------------------------------------
$   16,490,000  Alza Corp., Conv. Bond, 5.00%, 5/1/2006                                               16,366,325
                ------------------------------------------------------------------------------
     7,750,000  Tenet Healthcare Corp., Conv. Bond, 6.00%, 12/1/2005                                   8,554,063
                ------------------------------------------------------------------------------  ----------------
                Total                                                                                 24,920,388
                ------------------------------------------------------------------------------  ----------------
                NON-U.S. UTILITIES--1.3%
                ------------------------------------------------------------------------------
     6,270,000  Korea Electric Power Corp., Conv. Bond, 5.00%, 8/1/2001                                6,191,625
                ------------------------------------------------------------------------------
    12,550,000  (a)New World Infrastructure, Conv. Bond, 5.00%, 7/15/2001                             15,122,750
                ------------------------------------------------------------------------------  ----------------
                Total                                                                                 21,314,375
                ------------------------------------------------------------------------------  ----------------
                RETAIL TRADE--0.6%
                ------------------------------------------------------------------------------
     8,450,000  Saks Holdings, Inc., Conv. Bond, 5.50%, 9/15/2006                                      8,777,438
                ------------------------------------------------------------------------------  ----------------
                TECHNOLOGY--1.0%
                ------------------------------------------------------------------------------
    14,540,000  (a)Solectron Corp., Conv. Bond, 6.00%, 3/1/2006                                       15,567,251
                ------------------------------------------------------------------------------  ----------------
                TOTAL CONVERTIBLE CORPORATE BONDS (IDENTIFIED COST $65,897,568)                       70,579,452
                ------------------------------------------------------------------------------  ----------------



Federated Utility Fund, Inc.

--------------------------------------------------------------------------------

    SHARES                                                                                           VALUE
--------------  ------------------------------------------------------------------------------  ----------------
CONVERTIBLE PREFERRED STOCKS--17.4%
----------------------------------------------------------------------------------------------
                BASIC INDUSTRY--2.1%
                ------------------------------------------------------------------------------
       929,600  Coeur d'Alene Mines Corp., Conv. Pfd., $1.49                                    $     18,011,000
                ------------------------------------------------------------------------------
       390,700  Merrill Lynch & Co., Inc., STRYPES, Series IML, 6.25%                                 14,993,113
                ------------------------------------------------------------------------------  ----------------
                Total                                                                                 33,004,113
                ------------------------------------------------------------------------------  ----------------
                CABLE INDUSTRY--0.6%
                ------------------------------------------------------------------------------
       468,600  Merrill Lynch & Co., Inc., STRYPES, Series Cox, 6.00%                                  9,606,300
                ------------------------------------------------------------------------------  ----------------
                CELLULAR TELEPHONE--1.0%
                ------------------------------------------------------------------------------
       567,000  Airtouch Communications, Inc., DECS, Series B, $1.74                                  16,655,625
                ------------------------------------------------------------------------------  ----------------
                CONSUMER NON-DURABLES--0.5%
                ------------------------------------------------------------------------------
       161,900  Amcor Ltd., PRIDES, 7.25%                                                              8,580,700
                ------------------------------------------------------------------------------  ----------------
                ENERGY MINERALS--1.1%
                ------------------------------------------------------------------------------
       311,500  (a)Tosco Corp., Conv. Pfd., 5.75%                                                     16,821,000
                ------------------------------------------------------------------------------  ----------------
                FINANCE--3.8%
                ------------------------------------------------------------------------------
       156,400  Merrill Lynch & Co., Inc., STRYPES, Series Sun America, 7.25%                         10,166,000
                ------------------------------------------------------------------------------
       413,000  Merrill Lynch & Co., Inc., STRYPES, Series MGIC, $3.12                                28,290,500
                ------------------------------------------------------------------------------
       294,800  Salomon, Inc., DECS, Series FSA, 7.625%                                                9,544,150
                ------------------------------------------------------------------------------
       289,000  SunAmerica, Inc., PERCS                                                               12,174,125
                ------------------------------------------------------------------------------  ----------------
                Total                                                                                 60,174,775
                ------------------------------------------------------------------------------  ----------------
                HEALTH CARE--1.1%
                ------------------------------------------------------------------------------
       206,328  Aetna, Inc., Conv. Pfd., $4.76                                                        16,635,195
                ------------------------------------------------------------------------------  ----------------
                OIL/GAS TRANSMISSION--1.8%
                ------------------------------------------------------------------------------
       275,000  Williams Cos., Inc. (The), Conv. Pfd., $3.50                                          28,338,750
                ------------------------------------------------------------------------------  ----------------
                SERVICES--2.5%
                ------------------------------------------------------------------------------
       504,600  Browning-Ferris Industries, Inc., ACES, $2.58                                         16,210,275
                ------------------------------------------------------------------------------
       130,000  (a)CalEnergy Co., Inc., Conv. Pfd., 6.25%                                              6,500,000
                ------------------------------------------------------------------------------
       825,000  Hollinger International Publishing, Inc., Conv. Pfd., $.95                             8,559,375
                ------------------------------------------------------------------------------
        88,000  Ikon Office Solutions, Inc., Conv. Pfd., Series BB, $5.04                              8,228,000
                ------------------------------------------------------------------------------  ----------------
                Total                                                                                 39,497,650
                ------------------------------------------------------------------------------  ----------------



Federated Utility Fund, Inc.

--------------------------------------------------------------------------------

  PRINCIPAL
  AMOUNT OR
    SHARES                                                                                           VALUE
--------------  ------------------------------------------------------------------------------  ----------------
CONVERTIBLE PREFERRED STOCKS--CONTINUED
----------------------------------------------------------------------------------------------
                TECHNOLOGY--1.8%
                ------------------------------------------------------------------------------
       342,500  Microsoft Corp., Cumulative Conv. Pfd., Series A, 2.75%                         $     28,384,688
                ------------------------------------------------------------------------------  ----------------
                TELECOMMUNICATIONS--1.1%
                ------------------------------------------------------------------------------
       288,400  Salomon, Inc., DECS, Series CSN, $3.48                                                17,664,500
                ------------------------------------------------------------------------------  ----------------
                TOTAL CONVERTIBLE PREFERRED STOCKS (IDENTIFIED COST $209,350,446)                    275,363,296
                ------------------------------------------------------------------------------  ----------------
(b) REPURCHASE AGREEMENT--0.8%
----------------------------------------------------------------------------------------------
$   12,240,000  BT Securities Corporation, 5.38%, dated 2/28/1997, due 3/3/1997
                (at amortized cost)                                                                   12,240,000
                ------------------------------------------------------------------------------  ----------------
                TOTAL INVESTMENTS (IDENTIFIED COST $1,282,324,624)(c)                           $  1,577,709,693
                ------------------------------------------------------------------------------  ----------------


(a) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At February 28, 1997, these securities amounted to $54,011,001 which represents 3.4% of net assets.

(b) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

(c) The cost of investments for federal tax purposes amounts to $1,282,459,975. The net unrealized appreciation of investments on a federal tax basis amounts to $295,249,718 which is comprised of $310,458,751 appreciation and
     $15,209,033 depreciation at February 28, 1997.

Note: The categories of investments are shown as a percentage of net assets
      ($1,581,729,266) at February 28, 1997.

The following acronyms are used throughout this portfolio:

ACES--    Adjustable Convertible Extendable Securities

ADR--     American Depository Receipt

DECS--    Dividend Enhanced Convertible Stock

PERCS--   Preferred Equity Redemption Cumulative Stock

PLC--     Public Limited Company

PRIDES--  Preferred Redeemable Increased Dividend Equity Securities
REIT--    Real Estate Investment Trust

STRYPES-- Structured Yield Product Exchangeable for Common Stock

(See Notes which are an integral part of the Financial Statements)



Federated Utility Fund, Inc.
Statement of Assets and Liabilities
--------------------------------------------------------------------------------
February 28, 1997

ASSETS:
--------------------------------------------------------------------------------------------------
Total investments in securities, at value (identified cost $1,282,324,624, and tax cost
$1,282,459,975)                                                                                     $1,577,709,693
--------------------------------------------------------------------------------------------------
Cash denominated in foreign currency (identified and tax cost $155,035)                                   143,092
--------------------------------------------------------------------------------------------------
Income receivable                                                                                       6,106,931
--------------------------------------------------------------------------------------------------
Receivable for investments sold                                                                        22,780,550
--------------------------------------------------------------------------------------------------
Receivable for shares sold                                                                              3,451,268
--------------------------------------------------------------------------------------------------  -------------
    Total assets                                                                                    1,610,191,534
--------------------------------------------------------------------------------------------------
LIABILITIES:
--------------------------------------------------------------------------------------
Payable for investments purchased                                                       $21,095,255
--------------------------------------------------------------------------------------
Payable for shares redeemed                                                              5,558,330
--------------------------------------------------------------------------------------
Income distribution payable                                                                937,275
--------------------------------------------------------------------------------------
Payable to bank                                                                             43,127
--------------------------------------------------------------------------------------
Payable for taxes withheld                                                                  26,497
--------------------------------------------------------------------------------------
Accrued expenses                                                                           801,784
--------------------------------------------------------------------------------------  ----------
    Total liabilities                                                                                  28,462,268
--------------------------------------------------------------------------------------------------  -------------
NET ASSETS for 119,177,926 shares outstanding                                                       $1,581,729,266
--------------------------------------------------------------------------------------------------  -------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------------------------
Paid in capital                                                                                     $1,250,026,832
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and translation of assets and liabilities in foreign
currency****                                                                                          295,243,893
--------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions                         33,194,878
--------------------------------------------------------------------------------------------------
Undistributed net investment income                                                                     3,263,663
--------------------------------------------------------------------------------------------------  -------------
    Total Net Assets                                                                                $1,581,729,266
--------------------------------------------------------------------------------------------------  -------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
--------------------------------------------------------------------------------------------------
CLASS A SHARES:
--------------------------------------------------------------------------------------------------
Net Asset Value Per Share ($759,732,483 / 57,239,756 shares outstanding)                                   $13.27
--------------------------------------------------------------------------------------------------  -------------
Offering Price Per Share (100/94.50 of $13.27)*                                                            $14.04
--------------------------------------------------------------------------------------------------  -------------
Redemption Proceeds Per Share                                                                              $13.27
--------------------------------------------------------------------------------------------------  -------------
CLASS B SHARES:
--------------------------------------------------------------------------------------------------
Net Asset Value Per Share ($101,618,747 / 7,652,928 shares outstanding)                                    $13.28
--------------------------------------------------------------------------------------------------  -------------
Offering Price Per Share                                                                                   $13.28
--------------------------------------------------------------------------------------------------  -------------
Redemption Proceeds Per Share (94.50/100 of $13.28)**                                                      $12.55
--------------------------------------------------------------------------------------------------  -------------
CLASS C SHARES:
--------------------------------------------------------------------------------------------------
Net Asset Value Per Share ($58,195,788 / 4,383,183 shares outstanding)                                     $13.28
--------------------------------------------------------------------------------------------------  -------------
Offering Price Per Share                                                                                   $13.28
--------------------------------------------------------------------------------------------------  -------------
Redemption Proceeds Per Share (99.00/100 of $13.28)**                                                      $13.15
--------------------------------------------------------------------------------------------------  -------------
CLASS F SHARES:
--------------------------------------------------------------------------------------------------
Net Asset Value Per Share ($662,182,248 / 49,902,059 shares outstanding)                                   $13.27
--------------------------------------------------------------------------------------------------  -------------
Offering Price Per Share (100/99.00 of $13.27)*                                                            $13.40
--------------------------------------------------------------------------------------------------  -------------
Redemption Proceeds Per Share (99.00/100 of $13.27)***                                                     $13.14
--------------------------------------------------------------------------------------------------  -------------


   * See "Investing in Class A Shares" in the Prospectus.

  ** See "Contingent Deferred Sales Charge" in the Prospectus.

 *** See "Investing in Class F Shares" in the Prospectus.

**** Includes $93,019,447 of unrealized appreciation at June 1, 1996 related to the Acquired Fund.

(See Notes which are an integral part of the Financial Statements)


Federated Utility Fund, Inc.
Statement of Operations
--------------------------------------------------------------------------------
Year Ended February 28, 1997

INVESTMENT INCOME:
---------------------------------------------------------------------------------------------------
Dividends (net of foreign taxes withheld of $1,829,410)                                              $62,836,807
---------------------------------------------------------------------------------------------------
Interest                                                                                               5,472,057
---------------------------------------------------------------------------------------------------  -----------
    Total income                                                                                      68,308,864
---------------------------------------------------------------------------------------------------
EXPENSES:
---------------------------------------------------------------------------------------
Investment advisory fee                                                                  $10,761,268
---------------------------------------------------------------------------------------
Administrative personnel and services fee                                                 1,084,280
---------------------------------------------------------------------------------------
Custodian fees                                                                              177,188
---------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                  1,818,767
---------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                    11,079
---------------------------------------------------------------------------------------
Auditing fees                                                                                22,983
---------------------------------------------------------------------------------------
Legal fees                                                                                    9,514
---------------------------------------------------------------------------------------
Portfolio accounting fees                                                                   179,574
---------------------------------------------------------------------------------------
Distribution services fee--Class B Shares                                                   692,043
---------------------------------------------------------------------------------------
Distribution services fee--Class C Shares                                                   466,319
---------------------------------------------------------------------------------------
Shareholder services fee--Class A Shares                                                  1,909,404
---------------------------------------------------------------------------------------
Shareholder services fee--Class B Shares                                                    230,681
---------------------------------------------------------------------------------------
Shareholder services fee--Class C Shares                                                    155,440
---------------------------------------------------------------------------------------
Shareholder services fee--Class F Shares                                                  1,291,565
---------------------------------------------------------------------------------------
Share registration costs                                                                    248,048
---------------------------------------------------------------------------------------
Printing and postage                                                                        214,031
---------------------------------------------------------------------------------------
Insurance premiums                                                                           16,476
---------------------------------------------------------------------------------------
Taxes                                                                                        94,229
---------------------------------------------------------------------------------------
Miscellaneous                                                                                31,054
---------------------------------------------------------------------------------------  ----------
    Total expenses                                                                       19,413,943
---------------------------------------------------------------------------------------
Waivers--
---------------------------------------------------------------------------
  Waiver of investment advisory fee                                          $(1,691,837)
---------------------------------------------------------------------------
  Waiver of shareholder services fee--Class A Shares                            (45,826)
---------------------------------------------------------------------------
  Waiver of shareholder services fee--Class C Shares                               (564)
---------------------------------------------------------------------------
  Waiver of shareholder services fee--Class F Shares                           (154,988)
---------------------------------------------------------------------------  ----------
    Total waivers                                                                        (1,893,215)
---------------------------------------------------------------------------------------  ----------
        Net expenses                                                                                  17,520,728
---------------------------------------------------------------------------------------------------  -----------
            Net investment income                                                                     50,788,136
---------------------------------------------------------------------------------------------------  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
---------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign currency transactions                                    78,584,029
---------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments and translation of assets and liabilities in
foreign currency                                                                                      76,927,979
---------------------------------------------------------------------------------------------------  -----------
    Net realized and unrealized gain on investments and foreign currency                             155,512,008
---------------------------------------------------------------------------------------------------  -----------
        Change in net assets resulting from operations                                               $206,300,144
---------------------------------------------------------------------------------------------------  -----------


(See Notes which are an integral part of the Financial Statements)

Federated Utility Fund, Inc.
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                 YEAR ENDED         YEAR ENDED
                                                                              FEBRUARY 28, 1997  FEBRUARY 29, 1996
INCREASE (DECREASE) IN NET ASSETS:
----------------------------------------------------------------------------
OPERATIONS--
----------------------------------------------------------------------------
Net investment income                                                          $    50,788,136     $  35,422,847
----------------------------------------------------------------------------
Net realized gain on investments and foreign currency transactions
($77,187,780 and $35,892,535, respectively, as computed for federal tax
purposes)                                                                           78,584,029        47,885,694
----------------------------------------------------------------------------
Net change in unrealized appreciation of investments and
translation of assets and liabilities in foreign currency                           76,927,979        88,054,561
----------------------------------------------------------------------------  -----------------  -----------------
    Change in net assets resulting from operations                                 206,300,144       171,363,102
----------------------------------------------------------------------------  -----------------  -----------------
NET EQUALIZATION CREDITS (DEBITS)--                                                   (349,136)         (318,431)
----------------------------------------------------------------------------  -----------------  -----------------
DISTRIBUTIONS TO SHAREHOLDERS--
----------------------------------------------------------------------------
Distributions from net investment income
----------------------------------------------------------------------------
Class A Shares                                                                     (30,916,720)      (31,171,022)
----------------------------------------------------------------------------
Class B Shares                                                                      (2,917,172)       (1,826,388)
----------------------------------------------------------------------------
Class C Shares                                                                      (1,924,467)       (2,080,469)
----------------------------------------------------------------------------
Class F Shares                                                                     (19,257,898)         --
----------------------------------------------------------------------------
Distributions in excess of net investment income
----------------------------------------------------------------------------
Class A Shares                                                                       --                 (381,611)
----------------------------------------------------------------------------
Class B Shares                                                                       --                 --
----------------------------------------------------------------------------
Class C Shares                                                                       --                  (30,642)
----------------------------------------------------------------------------
Class F Shares                                                                       --                 --
----------------------------------------------------------------------------
Distributions from net realized gains on investments
and foreign currency transactions
----------------------------------------------------------------------------
Class A Shares                                                                     (43,588,717)         --
----------------------------------------------------------------------------
Class B Shares                                                                      (5,277,792)         --
----------------------------------------------------------------------------
Class C Shares                                                                      (3,542,933)         --
----------------------------------------------------------------------------
Class F Shares                                                                     (18,303,689)         --
----------------------------------------------------------------------------  -----------------  -----------------
    Change in net assets resulting from distributions to shareholders             (125,729,388)      (35,490,132)
----------------------------------------------------------------------------  -----------------  -----------------
SHARE TRANSACTIONS--
----------------------------------------------------------------------------
Proceeds from sale of shares                                                       115,531,852       149,459,995
----------------------------------------------------------------------------
Proceeds from shares issued in connection with the acquisition                     730,686,278(a)        --
----------------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment
of distributions declared                                                          101,834,448        26,442,124
----------------------------------------------------------------------------
Cost of shares redeemed                                                           (415,745,469)     (162,110,279)
----------------------------------------------------------------------------  -----------------  -----------------
    Change in net assets resulting from share transactions                         532,307,109        13,791,840
----------------------------------------------------------------------------  -----------------  -----------------
        Change in net assets                                                       612,528,729       149,346,379
----------------------------------------------------------------------------
NET ASSETS:
----------------------------------------------------------------------------
Beginning of period                                                                969,200,537       819,854,158
----------------------------------------------------------------------------  -----------------  -----------------
End of period                                                                  $ 1,581,729,266     $ 969,200,537
----------------------------------------------------------------------------  -----------------  -----------------


(a)  Includes $93,019,447 of unrealized appreciation.
(See Notes which are an integral part of the Financial Statements)

Federated Utility Fund, Inc.
Financial Highlights--Class A Shares
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                     YEAR ENDED FEBRUARY 28 OR 29,
                                         1997       1996       1995       1994       1993       1992       1991       1990
NET ASSET VALUE, BEGINNING OF PERIOD   $   12.79  $   10.98  $   12.24  $   12.29  $   11.03  $   10.13  $    9.82  $    9.15
-------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-------------------------------------
 Net investment income                      0.52       0.48       0.55       0.60       0.58       0.68       0.71       0.71
-------------------------------------
 Net realized and unrealized gain
 (loss) on
 investments and foreign currency           1.22       1.82      (0.69)    --           1.44       0.92       0.43       0.79
-------------------------------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
 Total from investment operations           1.74       2.30      (0.14)      0.60       2.02       1.60       1.14       1.50
-------------------------------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
LESS DISTRIBUTIONS
-------------------------------------
 Distributions from net investment
 income                                    (0.52)     (0.48)     (0.66)     (0.61)     (0.66)     (0.64)     (0.70)     (0.76)
-------------------------------------
 Distributions from net realized gain
 on investments and foreign currency
 transactions                              (0.74)    --          (0.12)     (0.04)     (0.10)     (0.06)     (0.13)     (0.07)
-------------------------------------
 Distributions in excess of net
 investment income (b)                    --          (0.01)    --        --         --         --         --         --
-------------------------------------
 Tax return of capital distribution       --         --          (0.34)    --        --         --         --         --
-------------------------------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
 Total distributions                       (1.26)     (0.49)     (1.12)     (0.65)     (0.76)     (0.70)     (0.83)     (0.83)
-------------------------------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF PERIOD         $   13.27 $    12.79 $    10.98 $    12.24 $    12.29 $    11.03 $    10.13 $     9.82
-------------------------------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
TOTAL RETURN (C)                           14.34%     21.47%     (0.98%)     4.93%     19.26%     16.48%     12.41%     16.72%
-------------------------------------
RATIOS TO AVERAGE NET ASSETS
-------------------------------------
 Expenses                                   1.15%      1.14%      1.10%      1.12%      1.04%      1.05%      1.02%      1.02%
-------------------------------------
 Net investment income                      3.52%      4.09%      4.95%      4.81%      5.98%      6.31%      7.41%      7.17%
-------------------------------------
 Expense waiver (d)                         0.12%      0.15%      0.21%      0.17%      0.01%      0.19%      0.51%      0.74%
-------------------------------------
SUPPLEMENTAL DATA
-------------------------------------
 Net assets, end of period (000
 omitted)                               $759,732   $816,687   $742,274   $877,513   $739,511   $375,656   $125,599    $48,050
-------------------------------------
 Average commission rate paid (e)        $0.0003    --       --         --         --         --         --         --
-------------------------------------
 Portfolio turnover                           44%        76%        55%        24%        18%        35%        45%        37%
-------------------------------------

                                         1989       1988(a)
NET ASSET VALUE, BEGINNING OF PERIOD   $    9.15   $     9.30
-------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-------------------------------------
 Net investment income                      0.72         0.55
-------------------------------------
 Net realized and unrealized gain
 (loss) on
 investments and foreign currency          (0.02)       (0.31)
-------------------------------------  ---------       ------
 Total from investment operations           0.70         0.24
-------------------------------------  ---------       ------
LESS DISTRIBUTIONS
-------------------------------------
 Distributions from net investment
 income                                    (0.70)       (0.39)
-------------------------------------
 Distributions from net realized gain
 on investments and foreign currency
 transactions                             --          --
-------------------------------------
 Distributions in excess of net
 investment income (b)                    --          --
-------------------------------------
 Tax return of capital distribution       --          --
-------------------------------------  ---------       ------
 Total distributions                       (0.70)       (0.39)
-------------------------------------  ---------       ------
NET ASSET VALUE, END OF PERIOD         $    9.15 $       9.15
-------------------------------------  ---------       ------
TOTAL RETURN (c)                            8.00%        3.25%
-------------------------------------
RATIOS TO AVERAGE NET ASSETS
-------------------------------------
 Expenses                                   1.00%        1.56%*
-------------------------------------
 Net investment income                      8.04%        8.24%*
-------------------------------------
 Expense waiver (d)                         0.40%        0.38%*
-------------------------------------
SUPPLEMENTAL DATA
-------------------------------------
 Net assets, end of period (000
 omitted)                               $410,575      $52,947
-------------------------------------
 Average commission rate paid (e)         --          --
-------------------------------------
 Portfolio turnover                           34%          17%
-------------------------------------


* Computed on an annualized basis.

(a) Reflects operations for the period from June 5, 1987 (date of initial public investment) to February 29, 1988.

(b) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

(c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(e) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged. This disclosure is required for fiscal years beginning on or after September 1, 1995.

(See Notes which are an integral part of the Financial Statements)


Federated Utility Fund, Inc.
Financial Highlights--Class B Shares
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                              YEAR ENDED
                                                                                          FEBRUARY 28 OR 29,
                                                                                    1997        1996        1995(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                              $   12.77   $   10.98    $   10.92
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------
  Net investment income                                                                0.44        0.43         0.22
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                                     1.21        1.77        (0.04)
--------------------------------------------------------------------------------  ---------  -----------  -----------
  Total from investment operations                                                     1.65        2.20         0.18
--------------------------------------------------------------------------------  ---------  -----------  -----------
LESS DISTRIBUTIONS
--------------------------------------------------------------------------------
  Distributions from net investment income                                            (0.40)      (0.41)       (0.08)
--------------------------------------------------------------------------------
  Distributions from net realized gain on investments and
  foreign currency transactions                                                       (0.74)     --           --
--------------------------------------------------------------------------------
  Tax return of capital distribution                                                 --          --            (0.04)
--------------------------------------------------------------------------------  ---------  -----------  -----------
  Total distributions                                                                 (1.14)      (0.41)       (0.12)
--------------------------------------------------------------------------------  ---------  -----------  -----------
NET ASSET VALUE, END OF PERIOD                                                    $   13.28  $    12.77   $    10.98
--------------------------------------------------------------------------------  ---------  -----------  -----------
TOTAL RETURN (B)                                                                      13.60%      20.45%        2.16%
--------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
--------------------------------------------------------------------------------
  Expenses                                                                             1.90%       1.90%        1.87%*
--------------------------------------------------------------------------------
  Net investment income                                                                2.81%       3.19%        4.53%*
--------------------------------------------------------------------------------
  Expense waiver (c)                                                                   0.12%       0.14%        0.25%*
--------------------------------------------------------------------------------
SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                          $101,619  $   85,650   $   18,780
--------------------------------------------------------------------------------
  Average commission rate paid (d)                                                  $0.0003          --           --
--------------------------------------------------------------------------------
  Portfolio turnover                                                                     44%         76%          55%
--------------------------------------------------------------------------------


* Computed on an annualized basis.

(a) Reflects operations for the period from October 12, 1994 (date of initial public investment) to February 28, 1995.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged. This disclosure is required for fiscal years beginning on or after September 1, 1995.

(See Notes which are an integral part of the Financial Statements)


Federated Utility Fund, Inc.
Financial Highlights--Class C Shares
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                           YEAR ENDED FEBRUARY 28 OR 29,
                                                                      1997       1996       1995       1994(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                $   12.77  $   10.98  $   12.23   $   12.27
------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
------------------------------------------------------------------
  Net investment income                                                  0.42       0.39       0.42        0.48
------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                       1.23       1.80      (0.64)      (0.07)
------------------------------------------------------------------  ---------  ---------  ---------  -----------
  Total from investment operations                                       1.65       2.19      (0.22)       0.41
------------------------------------------------------------------  ---------  ---------  ---------  -----------
LESS DISTRIBUTIONS
------------------------------------------------------------------
  Distributions from net investment income                              (0.40)     (0.39)     (0.60)      (0.41)
------------------------------------------------------------------
  Distributions from net realized gain on investments and
  foreign currency transactions                                         (0.74)    --          (0.13)      (0.04)
------------------------------------------------------------------
  Distributions in excess of net investment income (b)                 --          (0.01)    --          --
------------------------------------------------------------------
  Tax return of capital distribution                                   --         --          (0.30)     --
------------------------------------------------------------------  ---------  ---------  ---------  -----------
  Total distributions                                                   (1.14)     (0.40)     (1.03)      (0.45)
------------------------------------------------------------------  ---------  ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                                      $   13.28  $   12.77  $   10.98  $    12.23
------------------------------------------------------------------  ---------  ---------  ---------  -----------
TOTAL RETURN (C)                                                        13.58%     20.43%     (1.66%)      3.28%
------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------------------------------------------
  Expenses                                                               1.90%      1.87%      1.86%       1.87%*
------------------------------------------------------------------
  Net investment income                                                  2.77%      3.35%      4.19%       4.02%*
------------------------------------------------------------------
  Expense waiver/reimbursement (d)                                       0.12%      0.17%      0.21%       0.17%*
------------------------------------------------------------------
SUPPLEMENTAL DATA
------------------------------------------------------------------
  Net assets, end of period (000 omitted)                             $58,196    $66,864    $58,800     $64,409
------------------------------------------------------------------
  Average commission rate paid (e)                                    $0.0003     --         --          --
------------------------------------------------------------------
  Portfolio turnover                                                       44%        76%        55%         24%
------------------------------------------------------------------


* Computed on an annualized basis.

(a) Reflects operations for the period from April 30, 1993 (date of initial public investment) to February 28, 1994.

(b) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

(c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(e) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged. This disclosure is required for fiscal years beginning on or after September 1, 1995.

(See Notes which are an integral part of the Financial Statements)


Federated Utility Fund, Inc.
Financial Highlights--Class F Shares
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                                    PERIOD ENDED
                                                                                                    FEBRUARY 28,
                                                                                                       1997(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                                                  $   12.37
------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------
  Net investment income                                                                                    0.42
------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments and foreign currency                                     1.20
------------------------------------------------------------------------------------------------        -------
  Total from investment operations                                                                         1.62
------------------------------------------------------------------------------------------------        -------
LESS DISTRIBUTIONS
------------------------------------------------------------------------------------------------
  Distributions from net investment income                                                                (0.36)
------------------------------------------------------------------------------------------------
  Distributions from net realized gain on investments and foreign currency transactions                   (0.36)
------------------------------------------------------------------------------------------------        -------
  Total distributions                                                                                     (0.72)
------------------------------------------------------------------------------------------------        -------
NET ASSET VALUE, END OF PERIOD                                                                        $   13.27
------------------------------------------------------------------------------------------------        -------
TOTAL RETURN (B)                                                                                          13.39%
------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------------------------------------------------------------------------
  Expenses                                                                                                 1.12%*
------------------------------------------------------------------------------------------------
  Net investment income                                                                                    3.79%*
------------------------------------------------------------------------------------------------
  Expense waiver (c)                                                                                       0.15%*
------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                                              $662,182
------------------------------------------------------------------------------------------------
  Average commission rate paid (d)                                                                      $0.0003
------------------------------------------------------------------------------------------------
  Portfolio turnover                                                                                         44%
------------------------------------------------------------------------------------------------


* Computed on an annualized basis.

(a) Reflects operations for the period from June 1, 1996 (date of initial public investment) to February 28, 1997.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged. This disclosure is required for fiscal years beginning on or after September 1, 1995.

      (See Notes which are an integral part of the Financial Statements)


Federated Utility Fund, Inc.
Notes to Financial Statements
--------------------------------------------------------------------------------
February 28, 1997

(1) ORGANIZATION

Federated Utility Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class F Shares. The primary investment objective of the Fund is current income and long-term growth of income.

On June 1, 1996, the Fund acquired all the net assets of Fortress Utility Fund, Inc. ("Acquired Fund") pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. The acquisition was accomplished by a tax-free exchange of 59,078,573 shares of the Fund (valued at $730,686,278) for the 52,727,413 shares of the Acquired Fund outstanding on June 1, 1996. The Acquired Fund's net assets of $730,686,278, which consisted of $637,666,831 of Paid in Capital and $93,019,447 of Unrealized Appreciation, at that date were combined with those of the Fund. The aggregate net assets of the Fund and the Acquired Fund immediately before the acquisition were $925,114,464 and $730,686,278, respectively.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Listed corporate bonds, other fixed income securities, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the


Federated Utility Fund, Inc.

--------------------------------------------------------------------------------
     Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions and equalization. The following reclassifications have been made to the financial statements.

                                 INCREASE (DECREASE)
                        ACCUMULATED NET REALIZED             UNDISTRIBUTED NET
 PAID IN CAPITAL                  GAIN                       INVESTMENT INCOME
   ($5,494,229)              ($  2,400,956)                     $  7,895,185


     Net investment income, net realized gains, and net assets were not affected by this reclassification.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary. At February 28, 1997, the Fund, for federal tax purposes, had a capital loss carryforward of $619,107, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code. Such capital loss carryforward will expire in 1998.

     Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

     EQUALIZATION--The Fund follows the accounting practice known as equalization. With equalization, a portion of the proceeds from sales and costs of redemptions of fund shares (equivalent, on a per share basis, to the amount of undistributed net investment income on the date of the transaction) is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or redemptions of fund shares.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.


Federated Utility Fund, Inc.

--------------------------------------------------------------------------------

     FOREIGN EXCHANGE CONTRACTS--The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counter-parts to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purpose as unrealized until the settlement date. At February 28, 1997, the Fund had no outstanding foreign currency commitments.

     FOREIGN CURRENCY TRANSLATION--The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
     Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

     RESTRICTED SECURITIES--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.


Federated Utility Fund, Inc.

--------------------------------------------------------------------------------

     Additional information on each restricted security held at February 28, 1997 is as follows:

                                                                ACQUISITION        ACQUISITION
                         SECURITY                                   DATE               COST
CalEnergy Co.                                                     2/20/97          $   6,500,000
New World Infrastructure                                          5/15/96             12,550,000
Solectron Corp.                                               2/15/96-3/15/96         14,458,814
Tosco Corp.                                                  10/20/96-12/10/96        15,640,161


     USE OF ESTIMATES--The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

(3) CAPITAL STOCK

At February 28, 1997, par value shares ($0.001 per share) authorized were as follows:

                          NUMBER OF PAR VALUE
    CLASS NAME          CAPITAL STOCK AUTHORIZED
  Class A Shares                 250,000,000
  Class B Shares                 250,000,000
  Class C Shares                 250,000,000
  Class F Shares                 250,000,000
                           -----------------
      Total                    1,000,000,000
                           -----------------


Transactions in capital stock were as follows:

                                                             YEAR ENDED                      YEAR ENDED
                                                         FEBRUARY 28, 1997               FEBRUARY 29, 1996
CLASS A SHARES                                        SHARES          AMOUNT          SHARES          AMOUNT
-------------------------------------------------  -------------  ---------------  -------------  ---------------
Shares sold                                            3,938,897  $    50,196,432      5,648,312  $    67,001,561
-------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                 4,955,544       62,992,760      2,093,790       23,963,889
-------------------------------------------------
Shares redeemed                                      (15,487,709)    (196,650,542)   (11,487,559)    (134,618,367)
-------------------------------------------------  -------------  ---------------  -------------  ---------------
  Net change resulting from Class A Share
  transactions                                        (6,593,268) $   (83,461,350)    (3,745,457) $   (43,652,917)
-------------------------------------------------  -------------  ---------------  -------------  ---------------



Federated Utility Fund, Inc.

--------------------------------------------------------------------------------

                                                             YEAR ENDED                      YEAR ENDED
                                                         FEBRUARY 28, 1997               FEBRUARY 29, 1996
CLASS B SHARES                                        SHARES          AMOUNT          SHARES          AMOUNT
-------------------------------------------------  -------------  ---------------  -------------  ---------------
Shares sold                                            2,075,501  $    26,214,023      5,569,457  $    65,886,136
-------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                   539,077        6,855,719         97,013        1,137,632
-------------------------------------------------
Shares redeemed                                       (1,666,470)     (21,106,138)      (672,672)      (8,251,465)
-------------------------------------------------  -------------  ---------------  -------------  ---------------
  Net change resulting from Class B Share
  transactions                                           948,108  $    11,963,604      4,993,798  $    58,772,303
-------------------------------------------------  -------------  ---------------  -------------  ---------------

                                                             YEAR ENDED                      YEAR ENDED
                                                         FEBRUARY 28, 1997               FEBRUARY 29, 1996
CLASS C SHARES                                        SHARES          AMOUNT          SHARES          AMOUNT
-------------------------------------------------  -------------  ---------------  -------------  ---------------
Shares sold                                              530,050  $     6,672,539      1,400,958  $    16,572,299
-------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                   358,805        4,561,299        115,628        1,340,603
-------------------------------------------------
Shares redeemed                                       (1,739,743)     (22,066,913)    (1,640,135)     (19,240,448)
-------------------------------------------------  -------------  ---------------  -------------  ---------------
  Net change resulting from Class C Share
  transactions                                          (850,888) $   (10,833,075)      (123,549) $    (1,327,546)
-------------------------------------------------  -------------  ---------------  -------------  ---------------

                                                            PERIOD ENDED                     YEAR ENDED
                                                        FEBRUARY 28, 1997(A)             FEBRUARY 29, 1996
CLASS F SHARES                                        SHARES          AMOUNT          SHARES          AMOUNT
-------------------------------------------------  -------------  ---------------  -------------  ---------------
Shares sold                                            2,557,611  $    32,448,858       --              --
-------------------------------------------------
Shares issued in connection with the acquisition      59,078,573      730,686,278       --              --
-------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                 2,150,921       27,424,670       --              --
-------------------------------------------------
Shares redeemed                                      (13,885,046)    (175,921,876)      --              --
-------------------------------------------------  -------------  ---------------  -------------  ---------------
  Net change resulting from Class F Share
  transactions                                        49,902,059  $   614,637,930       --              --
-------------------------------------------------  -------------  ---------------  -------------  ---------------
Net change resulting from
Share transactions                                    43,406,011  $   532,307,109      1,124,792  $    13,791,840
-------------------------------------------------  -------------  ---------------  -------------  ---------------


(a) For the period from June 1, 1996 (date of initial public investment) to February 28, 1997.


Federated Utility Fund, Inc.

--------------------------------------------------------------------------------

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     INVESTMENT ADVISORY FEE--Passport Research Ltd., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

     ADMINISTRATIVE FEE--Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

     DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class B and Class C shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

                        PERCENTAGE OF AVERAGE
                                DAILY
     SHARE CLASS         NET ASSETS OF CLASS
   Class B Shares               0.75%
   Class C Shares               0.75%


     SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

     TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

     PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.


Federated Utility Fund, Inc.

--------------------------------------------------------------------------------

     GENERAL--Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended February 28, 1997, were as follows:

------------------------------------------------------------------------------------------------
PURCHASES                                                                                         $    575,759,397
------------------------------------------------------------------------------------------------  ----------------
SALES                                                                                             $    450,195,864
------------------------------------------------------------------------------------------------  ----------------



Report of Ernst & Young LLP, Independent Auditors

--------------------------------------------------------------------------------

To the Directors and Shareholders of
FEDERATED UTILITY FUND, INC.:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Utility Fund, Inc. as of February 28, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and financial highlights for the periods presented therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of February 28, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Utility Fund, Inc. at February 28, 1997, and the results of its operations for the year then ended, changes in its net assets for each of the two years in the period then ended, and financial highlights for the periods presented therein, in conformity with generally accepted accounting principles.

                                                               ERNST & YOUNG LLP

Pittsburgh, Pennsylvania
April 17, 1997


Directors                                              Officers

--------------------------------------------------------------------------------

John F. Donahue                                           John F. Donahue
Thomas G. Bigley                                          Chairman
John T. Conroy, Jr.                                       Richard B. Fisher
William J. Copeland                                       President
James E. Dowd                                             J. Christopher Donahue
Lawrence D. Ellis, M.D.                                   Executive Vice President
Edward L. Flaherty, Jr.                                   Edward C. Gonzales
Peter E. Madden                                           Executive Vice President
Gregor F. Meyer                                           John W. McGonigle
John E. Murray, Jr.                                       Executive Vice President, Treasurer, and Secretary
Wesley W. Posvar                                          S. Elliott Cohan
Marjorie P. Smuts                                         Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

[LOGO]      FEDERATED INVESTORS
Since 1955
            Federated Investors Tower
            Pittsburgh, PA 15222-3779

            Federated Securities Corp. is the distributor of the fund and is a subsidiary of Federated Investors.

            Cusip 314286105
            Cusip 314286204
            Cusip 314286303
            Cusip 314286402
            G01049-01 (4/97)                         [LOGO OF RECYCLED PAPER]


                   FEDERATED UTILITY FUND, INC. APPENDIX


1. The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color coded mountain chart is a visual representation of the narrative text above it. The `x'' axis reflects computation periods from 5/27/88 to 2/28/97. The `y'' axis is measured in increments of $3,000 ranging from $0 to $27,000 and indicates that the ending value of hypothetical initial investment of $9,000 in the Class A Shares of the Fund, assuming the reinvestment of capital gains and dividends,would have grown to $25,005 on 2/28/97.

2. The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color coded mountain chart is a visual representation of the narrative text above it. The `x'' axis reflects computation periods from 5/27/88 to 2/28/97. The `y'' axis is measured in increments of $2,000 ranging from $0 to $16,000 and indicates that the ending value of hypothetical yearly investments of $1,000 in the Class A Shares of the Fund, assuming the reinvestment of capital gains and dividends,would have grown to $15,604 on 2/28/97.

3. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. Class A Shares of Federated Utility Fund, Inc. are represented by a solid line. The Standard & Poor's 500 Index (the `S&P 500'') is represented by a broken line, the Standard & Poor's Utility Index (S&PU) is represented by a represented by a dotted line and the Dow Jones Utility Average ("DJUA") is represented by a broken dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the the fund and the S&P 500, S&PU and DJUA. The `x'' axis reflects computation periods from 5/27/88 to 2/28/97. The `y'' axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the fund as compared to the S&P 500, S&PU and DJUA; the ending values were $28,090, $39,085, $30,679 and $22,806, respectively. The legend in the bottom quadrant of the graphic presentation indicates the fund's Class A Shares' Average Annual Total Return for the one-year, five-year, and start of performance (5/27/88) periods ended 2/28/97, which were 8.08%, 10.22%, and 12.37%, respectively.

4. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. Class B Shares of Federated Utility Fund, Inc. are represented by a solid line. The Standard & Poor's 500 Index (the `S&P 500'') is represented by a broken line, the Standard & Poor's Utility Index (S&PU) is represented by a represented by a dotted line and the Dow Jones Utility Average ("DJUA") is represented by a broken dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the the fund and the S&P 500, S&PU and DJUA. The `x'' axis reflects computation periods from 9/28/94 to 2/28/97. The `y'' axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the fund as compared to the S&P 500, S&PU and DJUA; the ending values were $13,522, $18,112, $14,451 and $14,565, respectively. The legend in the bottom quadrant of the graphic presentation indicates the fund's Class B Shares' Average Annual Total Return for the one-year, and start of performance (9/28/94) periods ended 2/28/97, which were 7.62% and 13.27%, respectively.

5. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. Class C Shares of Federated Utility Fund, Inc. are represented by a solid line. The Standard & Poor's 500 Index (the `S&P 500'') is represented by a broken line, the Standard & Poor's Utility Index (S&PU) is represented by a represented by a dotted line and the Dow Jones Utility Average ("DJUA") is represented by a broken dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the the fund and the S&P 500, S&PU and DJUA. The `x'' axis reflects computation periods from 4/27/93 to 2/28/97. The `y'' axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the fund as compared to the S&P 500, S&PU and DJUA; the ending values were $13,893, $19,811, $14,168 and $11,952, respectively. The legend in the bottom quadrant of the graphic presentation indicates the fund's Class C Shares' Average Annual Total Return for the one-year and start of performance (4/27/93) periods ended 2/28/97, which were 12.47% and 8.93%, respectively.

6. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. Class F Shares of Federated Utility Fund, Inc. are represented by a solid line. The Standard & Poor's 500 Index (the `S&P 500'') is represented by a broken line, the Standard & Poor's Utility Index (S&PU) is represented by a represented by a dotted line and the Dow Jones Utility Average ("DJUA") is represented by a broken dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the the fund and the S&P 500, S&PU and DJUA. The `x'' axis reflects computation periods from 6/1/96 to 2/28/97. The `y'' axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the fund as compared to the S&P 500, S&PU and DJUA; the ending values were $11,121, $12,004, $10,682 and $11,269, respectively. The legend in the bottom quadrant of the graphic presentation indicates the fund's Class F Shares' Cumulative Total Return for the start of performance (6/1/96) period ended 2/28/97, which was 11.28%.